Segment Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Information about segments as well as reconciliations to consolidated financial statement amounts
Number of operating segments | segment									2
Interest income	$ 853	$ 806	$ 772	$ 756	$ 766	$ 767	$ 739	$ 824	$ 3,187	$ 3,096	$ 1,910
Interest expense	204	207	203	202	201	215	214	226	816	856	715
Provision for finance receivable losses	229	242	233	243	256	261	218	194	947	929	711
Net interest income after provision for finance receivable losses									1,424	1,311	484
Net gain on sale of SpringCastle interests								167	0	167	0
Other revenues									540	587	275
Acquisition-related transaction and integration expenses									69	108	62
Noninterest Expense Excluding Business Combination, Acquisition Related Costs									1,500	1,560	893
Income (loss) before income tax expense (benefit)	177	$ 105	$ 67	$ 46	38	$ 46	$ 49	$ 264	395	397	(196)
Income before provision for income taxes attributable to non-controlling interests										28	127
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										369	(323)
Assets (c)	$ 19,645				18,340				$ 19,645	18,340	21,396
Consumer and Insurance
Information about segments as well as reconciliations to consolidated financial statement amounts
Number of states in which entity operates	44								44
Operating Segments | Consumer and Insurance
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income									$ 3,296	3,314	1,470
Interest expense									765	738	242
Provision for finance receivable losses									955	908	346
Net interest income after provision for finance receivable losses									1,576	1,668	882
Net gain on sale of SpringCastle interests										0
Other revenues									549	609	274
Acquisition-related transaction and integration expenses									66	100	16
Noninterest Expense Excluding Business Combination, Acquisition Related Costs									1,458	1,461	768
Income (loss) before income tax expense (benefit)									601	716	372
Income before provision for income taxes attributable to non-controlling interests										0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										716	372
Assets (c)	$ 16,793				15,783				16,793	15,783	15,875
Operating Segments | Acquisitions and Servicing
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income									0	102	455
Interest expense									0	20	87
Provision for finance receivable losses									0	14	68
Net interest income after provision for finance receivable losses									0	68	300
Net gain on sale of SpringCastle interests										167
Other revenues									0	0	5
Acquisition-related transaction and integration expenses									0	1	1
Noninterest Expense Excluding Business Combination, Acquisition Related Costs									2	16	61
Income (loss) before income tax expense (benefit)									(2)	218	243
Income before provision for income taxes attributable to non-controlling interests										28	127
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										190	116
Assets (c)	0				0				0	0	1,784
Other
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income									23	51	76
Interest expense									21	43	268
Provision for finance receivable losses									7	6	(1)
Net interest income after provision for finance receivable losses									(5)	2	(191)
Net gain on sale of SpringCastle interests										0
Other revenues									23	(16)	19
Acquisition-related transaction and integration expenses									6	27	48
Noninterest Expense Excluding Business Combination, Acquisition Related Costs									11	29	50
Income (loss) before income tax expense (benefit)									1	(70)	(270)
Income before provision for income taxes attributable to non-controlling interests										0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										(70)	(270)
Assets (c)	680				590				680	590	1,415
Eliminations
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income									0	0	0
Interest expense									0	0	(5)
Provision for finance receivable losses									0	0	0
Net interest income after provision for finance receivable losses									0	0	5
Net gain on sale of SpringCastle interests										0
Other revenues									0	0	(5)
Acquisition-related transaction and integration expenses									0	0	0
Noninterest Expense Excluding Business Combination, Acquisition Related Costs									0	0	0
Income (loss) before income tax expense (benefit)									0	0	0
Income before provision for income taxes attributable to non-controlling interests										0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										0	0
Assets (c)	0				0				0	0	0
Segment to GAAP Adjustment
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income									(132)	(371)	(91)
Interest expense									30	55	123
Provision for finance receivable losses									(15)	1	298
Net interest income after provision for finance receivable losses									(147)	(427)	(512)
Net gain on sale of SpringCastle interests										0
Other revenues									(32)	(6)	(18)
Acquisition-related transaction and integration expenses									(3)	(20)	(3)
Noninterest Expense Excluding Business Combination, Acquisition Related Costs									29	54	14
Income (loss) before income tax expense (benefit)									(205)	(467)	(541)
Income before provision for income taxes attributable to non-controlling interests										0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										(467)	(541)
Assets (c)	$ 2,172				$ 1,967				$ 2,172	$ 1,967	$ 2,322